BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—113.0%
COMMON STOCKS—99.9%
Communication Services—2.4%
Facebook, Inc., Class A*Ɨ	6,315		$1,749,065
Consumer Discretionary—9.5%
Alibaba Group Holding Ltd. - SP ADR*	3,785		996,818
AutoZone, Inc.*	394		448,234
Caleres, Inc.(a)	33,990		400,062
Carriage Services, Inc.(a)Ɨ	19,271		524,364
Carter's, Inc.*	4,466		397,429
Fiat Chrysler Automobiles NV*(a)	36,934		572,477
Hanesbrands, Inc.(a)	38,448		545,962
Hooker Furniture Corp.(a)	13,447		407,041
JD.com, Inc. - ADR*	6,155		525,329
Las Vegas Sands Corp.*Ɨ	7,605		423,675
LKQ Corp.*Ɨ	16,674		587,258
Mohawk Industries, Inc.*	3,900		490,737
Skechers U.S.A., Inc., Class A*Ɨ	20,141		674,119
			6,993,505
Consumer Staples—1.2%
Coca-Cola European Partners PLC	7,674		342,874
Philip Morris International, Inc.	4,345		329,134
SpartanNash Co.	11,048		208,586
			880,594
Energy—5.8%
Canadian Natural Resources Ltd.(a)Ɨ	44,693		1,020,788
Cheniere Energy, Inc.*	4,374		247,962
Enterprise Products Partners LPƗ	23,399		453,941
Marathon Petroleum Corp.(a)	14,667		570,253
Parsley Energy, Inc., Class A(a)	21,361		267,653
Phillips 66Ɨ	9,855		597,016
Schlumberger Ltd.	13,702		284,864
Solaris Oilfield Infrastructure, Inc., Class A(a)	27,372		183,940
Teekay LNG Partners LP	19,827		234,950
World Fuel Services Corp.	12,340		350,703
			4,212,070
Financials—19.3%
American International Group, Inc.Ɨ	10,412		400,237
Arthur J Gallagher & Co.	3,322		383,392
Bank of America Corp.Ɨ	34,219		963,607
Bank OZKƗ	17,822		498,303
Berkshire Hathaway, Inc., Class B*Ɨ	4,302		984,771
BGC Partners, Inc., Class AƗ	210,349		870,845
Charles Schwab Corp., (The)	11,356		553,946
Citigroup, Inc.Ɨ	26,579		1,463,706
Evercore, Inc., Class A	10,412		946,763
FedNat Holding Co.Ɨ	52,202		294,419
First American Financial Corp.	6,316		305,947
Granite Point Mortgage Trust, Inc.	55,793		516,643
Heritage Insurance Holdings, Inc.	50,239		519,471
Jefferies Financial Group, Inc.Ɨ	33,281		756,477
KB Financial Group, Inc. - ADR	16,452		684,239
Ladder Capital Corp.	21,227		193,590
Mercury General Corp.	6,884		306,131
Morgan StanleyƗ	14,964		925,224
Stifel Financial Corp.(a)	15,109		1,047,054
SVB Financial Group*	1,482		511,083
Universal Insurance Holdings, Inc.	14,629		204,221
Western Alliance Bancorp	15,635		801,606
			14,131,675
Health Care—17.8%
Anthem, Inc.Ɨ	3,065		954,809
Bausch Health Cos., Inc.*	34,029		631,919
Centene Corp.*	9,737		600,286
Cigna Corp.Ɨ	5,077		1,061,804
CVS Health Corp.Ɨ	14,028		950,958
Fresenius Medical Care AG & Co. KGaA - ADR(a)	15,364		649,129
Hanger, Inc.*Ɨ	34,689		787,093
HCA Healthcare, Inc.*Ɨ	5,254		788,678
Henry Schein, Inc.*	9,138		587,665
Jazz Pharmaceuticals PLC*	2,985		420,019
Johnson & JohnsonƗ	6,370		921,612
Medtronic PLCƗ#	6,185		703,234
Novartis AG - SP ADRƗ	14,212		1,290,876
Pfizer, Inc.	18,270		699,924
Syneos Health, Inc.*	7,841		516,251
UnitedHealth Group, Inc.Ɨ	2,090		702,951
Universal Health Services, Inc., Class B*	6,037		788,311
			13,055,519
Industrials—12.9%
Acuity Brands, Inc.(a)	2,481		294,544
AerCap Holdings NV*Ɨ	7,088		260,555
ASGN, Inc.*	8,300		648,894
Barrett Business Services, Inc.Ɨ	9,237		616,200
BMC Stock Holdings, Inc.*(a)	19,109		935,194
Carrier Global Corp.	10,519		400,458
China Yuchai International Ltd.	28,449		479,081
Forward Air Corp.	4,266		311,717
Gibraltar Industries, Inc.*	10,131		663,175
Graham Corp.Ɨ	23,649		373,418
Grupo Aeroportuario del Centro Norte SAB de CV - ADR(a)	6,923		322,335
Heidrick & Struggles International, Inc.	14,294		373,073
Insperity, Inc.	6,476		553,698
Kelly Services, Inc., Class A*Ɨ	23,152		473,690
Lockheed Martin Corp.	943		344,195
Quanta Services, Inc.	11,533		788,165
Snap-on, Inc.(a)	3,190		560,962
UFP Industries, Inc.	9,632		516,757
Vectrus, Inc.*	11,434		545,059
			9,461,170
Information Technology—21.9%
Akamai Technologies, Inc.*Ɨ	5,046		522,311
Applied Materials, Inc.	5,157		425,349
Arrow Electronics, Inc.*	4,260		390,429
CACI International, Inc., Class A*	2,625		622,886
Capgemini SE - ADRƗ	17,838		493,577
Cisco Systems, Inc.	9,441		406,152
Cognizant Technology Solutions Corp., Class AƗ	11,837		924,825
Coherent, Inc.*	1,908		232,356
Dolby Laboratories, Inc. Class AƗ	4,431		391,922
EchoStar Corp., Class A*Ɨ	13,196		313,669
Euronet Worldwide, Inc.*	2,480		333,411
EVERTEC, Inc.Ɨ	18,285		679,653
Fabrinet*	11,560		789,664
Fidelity National Information Services, Inc.	2,660		394,771
FleetCor Technologies, Inc.*	1,337		354,586
Hackett Group Inc., (The)Ɨ	36,471		513,512
Hollysys Automation Technologies Ltd.	25,263		318,566
HP, Inc.Ɨ	20,155		441,999
InterDigital Inc.	12,297		736,713
KBR, Inc.Ɨ	24,061		668,174
Open Text Corp.	17,658		779,954
Oracle Corp.	14,604		842,943
Perficient, Inc.*	11,366		517,494
Qorvo, Inc.*	2,787		436,667
Sabre Corp.*Ɨ	38,803		436,534
Science Applications International Corp.	3,279		303,439
Super Micro Computer, Inc.*	14,331		404,278
SYNNEX Corp.*	6,348		1,017,648
Telefonaktiebolaget LM Ericsson - SP ADR	55,184		675,452
Zebra Technologies Corp., Class A*Ɨ	1,842		697,050
			16,065,984
Materials—4.6%
Berry Global Group, Inc.*	15,869		841,057
Corteva, Inc.	9,197		352,429
Freeport-McMoRan, Inc.*Ɨ	18,615		435,405
Nutrien Ltd.(a)*	9,298		458,112
POSCO - SP ADR	8,906		475,046
Rio Tinto PLC - SP ADRƗ	7,143		464,081
Ternium SA - SP ADR	13,574		376,136
			3,402,266
Real Estate—4.5%
Industrial Logistics Properties TrustƗ	15,680		340,726
Jones Lang LaSalle, Inc.(a)	2,974		393,431
Medical Properties Trust, Inc.(a)	16,279		315,813
Newmark Group, Inc., Class AƗ	115,252		809,069
RE/MAX Holdings, Inc., Class A(a)	17,386		544,182
Service Properties Trust	38,098		451,842
Simon Property Group, Inc.(a)	5,462		450,997
			3,306,060
TOTAL COMMON STOCKS
(Cost $48,840,675)			73,257,908

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—11.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15%(b)	8,097,591		8,097,591
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $8,097,591)			8,097,591
SHORT-TERM INVESTMENTS—2.0%
U.S. Bank Money Market Deposit Account, 0.03%(b)	1,438,890		1,438,890
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,438,890)			1,438,890
TOTAL LONG POSITIONS—113.0%
(Cost $58,377,156)			82,794,389
SECURITIES SOLD SHORT—(38.4%)
COMMON STOCKS—(37.4%)
Communication Services—-3.4%
CTC Communications Group, Inc.*‡	(98,900)		0
Netflix, Inc.*	(2,262)		(1,109,964)
Roku, Inc.*	(3,834)		(1,125,547)
ZoomInfo Technologies, Inc., Class A*	(5,615)		(287,769)
			(2,523,280)
Consumer Discretionary—-8.0%
Arcimoto, Inc.*	(11,248)		(151,848)
Carvana Co.*	(4,039)		(1,010,598)
GoPro, Inc., Class A*	(35,717)		(249,662)
Lululemon Athletica, Inc.*	(960)		(355,411)
Papa John's International, Inc.	(8,633)		(693,748)
Planet Fitness, Inc., Class A*	(12,371)		(902,465)
Qsound Labs, Inc.*‡	(4,440)		0
Shake Shack, Inc., Class A*	(6,668)		(544,509)
Sonos, Inc.*	(10,684)		(237,612)
Tesla Motors, Inc.*	(2,976)		(1,689,178)
			(5,835,031)
Consumer Staples—-1.9%
Amish Naturals, Inc.*‡	(25,959)		0
Beyond Meat, Inc.*	(3,067)		(429,073)
John B Sanfilippo & Son, Inc.	(4,339)		(321,997)
Laird Superfood, Inc.*	(6,077)		(294,188)
National Beverage Corp.	(3,840)		(376,435)
			(1,421,693)
Energy—-0.2%
Beard Co.*	(9,710)		(57)
Uranium Energy Corp.*	(116,304)		(123,282)
			(123,339)
Financials—-0.2%
Siebert Financial Corp.	(31,436)		(111,598)
Health Care—-5.7%
10X Genomics, Inc., Class A*	(3,765)		(576,459)
Aspira Women's Health, Inc.*	(87,439)		(424,954)
AtriCure, Inc.*	(13,761)		(598,328)
BodyTel Scientific, Inc.*‡	(4,840)		0
CareView Communications, Inc.*	(190,048)		(6,652)
Glaukos Corp.*	(6,956)		(469,391)
Heska Corp.*	(6,094)		(761,750)
iRhythm Technologies, Inc.*	(2,397)		(586,090)
Shockwave Medical, Inc.*	(7,936)		(776,379)
			(4,200,003)
Industrials—-2.5%
AAON, Inc.	(5,931)		(386,286)
Applied Energetics, Inc.*	(45,487)		(14,551)
Blue Bird Corp.*	(24,617)		(403,965)
Capstone Turbine Corp.*	(380)		(3,056)
Corporate Resource Services, Inc.*	(218,896)		(131)
DynaMotive Energy Systems Corp.*‡	(72,185)		(7)
Ener1, Inc.*‡	(102,820)		(10)
HyreCar, Inc.*	(40,729)		(288,769)
Omega Flex, Inc.	(3,907)		(553,700)
Sunrun, Inc.*	(2,906)		(186,217)
Valence Technology, Inc.*‡	(27,585)		(3)
			(1,836,695)
Information Technology—-14.1%
8x8, Inc.*	(19,072)		(377,053)
Alteryx, Inc., Class A*	(3,390)		(406,258)
ANTs software, Inc.*‡	(10,334)		(1)
Appfolio, Inc., Class A*	(2,835)		(461,907)
Appian Corp.*	(10,187)		(1,426,180)
Ceridian HCM Holding, Inc.*	(5,656)		(545,352)
Consygen, Inc.*‡	(200)		0
Coupa Software, Inc.*	(1,474)		(484,813)
Cree, Inc.*	(12,290)		(1,110,893)
Fastly, Inc., Class A*	(4,185)		(354,762)
Inseego Corp.*	(34,829)		(345,852)
Interliant, Inc.*‡	(600)		0
MongoDB, Inc.*	(1,207)		(346,783)
Nestor, Inc.*‡	(15,200)		(2)
Okta, Inc.*	(1,380)		(338,155)
Pluralsight, Inc., Class A*	(11,151)		(182,653)
PROS Holdings, Inc.*	(7,185)		(308,165)
Q2 Holdings, Inc.*	(4,281)		(485,337)
Rapid7, Inc.*	(6,469)		(484,787)
Slack Technologies, Inc., Class A*	(11,902)		(510,358)
Splunk, Inc.*	(2,345)		(478,802)
Square, Inc., Class A*	(1,532)		(323,191)
SVMK, Inc.*	(13,122)		(279,236)
Tiger Telematics, Inc.*‡	(6,510)		0
Uni-Pixel, Inc.*	(19,665)		(16)
Worldgate Communications, Inc.*‡	(582,655)		(58)
Xybernaut Corp.*‡	(34,156)		0
Yext, Inc.*	(21,817)		(414,741)
Zoom Video Communications, Inc., Class A*	(759)		(363,075)
Zscaler, Inc.*	(1,743)		(271,472)
			(10,299,902)
Materials—0.0%
Mountain Province Diamonds, Inc.*	(5,011)		(1,659)
Real Estate—-1.2%
Redfin Corp.*	(18,643)		(892,813)
Utilities—-0.2%
Cadiz, Inc.*	(15,062)		(151,222)
TOTAL COMMON STOCKS
(Proceeds $(22,327,865))			(27,397,235)
EXCHANGE TRADED FUNDS—(1.0%)
iShares 20+ Year Treasury Bond ETF	(4,605)		(736,892)
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(782,863))			(736,892)
TOTAL SECURITIES SOLD SHORT—(38.4%)
(Proceeds $(23,110,728))			(28,134,127)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ƗƗ—(0.4%)
Call Options Written—(0.2%)
Arcimoto, Inc.
Expiration:
01/15/2021,
Exercise Price:
7.50	(128)	(172,800)	(73,472)
Carvana Co.
Expiration:
02/19/2021,
Exercise Price:
250.00	(14)	(350,294)	(33,600)
ElectraMeccanica Vehicles Corp.
Expiration:
12/18/2020,
Exercise Price:
14.00	(198)	(147,906)	(6,930)
KANDI TECHNOLOGIES GROUP INC COM
Expiration:
12/18/2020,
Exercise Price:
13.00	(212)	(206,912)	(19,080)
Medtronic PLC
Expiration:
02/19/2021,
Exercise Price:
110.00	(56)	(636,720)	(39,200)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(123,994))			(172,282)
Put Options Written—(0.2%)
JPMorgan Chase & Co.
Expiration:
01/21/2022,
Exercise Price:
90.00	(49)	(577,612)	(25,725)
Wells Fargo & Co.
Expiration:
01/21/2022,
Exercise Price:
22.50	(360)	(984,600)	(78,480)
TOTAL PUT OPTIONS WRITTEN
(Premiums received $(189,568))			(104,205)
TOTAL OPTIONS WRITTEN
(Premiums received $(313,562))			(276,487)
OTHER ASSETS IN EXCESS OF LIABILITIES—25.8%			18,880,860
NET ASSETS—100.0%			$73,264,635

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2020, the market value of securities on loan was $7,715,488.
(b)	The rate shown is as of November 30, 2020.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. as of November 30, 2020, these securities amounted to $(81) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$1,749,065	$1,749,065	$-	$-		$-
Consumer Discretionary	6,993,505	6,993,505	-	-		-
Consumer Staples	880,594	880,594	-	-		-
Energy	4,212,070	4,212,070	-	-		-
Financials	14,131,675	14,131,675	-	-		-
Health Care	13,055,519	13,055,519	-	-		-
Industrials	9,461,170	9,461,170	-	-		-
Information Technology	16,065,984	16,065,984	-	-		-
Materials	3,402,266	3,402,266	-	-		-
Real Estate	3,306,060	3,306,060	-	-		-
Investments Purchased with Proceeds from Securities Lending Collateral	8,097,591	-	-	-		8,097,591
Purchased Option
Equity Contracts	-	-	-	-		-
Short-Term Investments	1,438,890	1,438,890	-	-		-
Total Assets	$82,794,389	$74,696,798	$-	$-		$8,097,591

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Securities Sold Short
Communication Services	$(2,523,280)	$(2,523,280)	$-	$-	**	$-
Consumer Discretionary	(5,835,031)	(5,835,031)	-	-	**	-
Consumer Staples	(1,421,693)	(1,421,693)	-	-	**	-
Energy	(123,339)	(123,282)	(57)	-		-
Financials	(111,598)	(111,598)	-	-		-
Health Care	(4,200,003)	(4,200,003)	-	-	**	-
Industrials	(1,836,695)	(1,836,544)	(131)	(20)		-
Information Technology	(10,299,902)	(10,299,841)	-	(61)		-
Materials	(1,659)	(1,659)	-	-		-
Real Estate	(892,813)	(892,813)	-	-		-
Utilities	(151,222)	(151,222)	-	-		-
Exchange Traded Funds	(736,892)	(736,892)	-	-		-
Options Written
Equity Contracts	(276,487)	(276,487)	-	-		-
Total Liabilities	$(28,410,614)	$(28,410,345)	$(188)	$(81)		$-

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.